Note 20 - Discontinued Operations	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

Note 20 - Discontinued Operations

On July 31, 2024, after the wind down of operations, the Company entered into a definitive agreement to divest its Consumer Health business to a private, e-commerce focused company. The divested business encompassed the established e-commerce platform, certain inventory and associated consumer brands, intellectual property, external workforce and contracts, and provided for the Company to receive contingent consideration payments on certain future sales of former Consumer Health business products.

The accounting requirements for reporting the Consumer Health business as discontinued operation were met when the wind down and divestiture was completed on July 31, 2024. Accordingly, the accompanying consolidated financial statements for all periods presented reflect this business as a discontinued operation and certain assets and liabilities of discontinued operations have been reclassified to the current assets of discontinued operations; non-current assets of discontinued operations; and current liabilities of discontinued operations financial statement line items on the accompanying consolidated balance sheets as of June 30, 2024, and 2023. The Company elected to record the contingent consideration portion of the arrangement when the consideration is determined to be realizable and, therefore, the Company did not record a contingent consideration asset at the transaction date and any subsequent proceeds will not be recognized until the contingent consideration asset is realizable, at which point the Company will recognize it to loss from discontinued operations.

The key components of loss from discontinued operations, net of tax for the years ended June 30, 2024, and 2023, were as follows:

	Year Ended
	June 30,
	2024	2023
	(in thousands)
Net revenue	$15,819	$33,600
Cost of sales	(10,287)	(19,197)
Selling and marketing	(4,875)	(17,217)
General and administrative	(2,560)	(3,096)
Research and development	(22)	(116)
Amortization of intangible assets	(1,529)	(1,097)
Restructuring costs	(209)	—
Impairment expense	—	(2,975)
Gain from contingent consideration	—	391
Interest expense	(35)	(55)
Loss from discontinued operations before income taxes	(3,698)	(9,762)
Income tax benefit	374	263
Net loss from discontinued operations, net of tax	$(3,324)	$(9,499)

The key components of assets and liabilities of discontinued operations as of June 30, 2024, and 2023, were as follows:

	June 30,
	2024	2023
	(in thousands)
ASSETS
Current assets of discontinued operations:
Accounts receivable, net	$91	$209
Inventories	492	3,487
Prepaid expenses and other current assets	538	1,735
Total current assets of discontinued operations	1,121	5,431
Non-current assets of discontinued operations:
Property and equipment, net	—	36
Operating lease right-of-use assets	—	226
Intangible assets, net	—	1,529
Other non-current assets	44	91
Total current assets of discontinued operations	44	1,882
Total current and non-current assets of discontinued operations	$1,165	$7,313

LIABILITIES
Current liabilities of discontinued operations:
Accounts payable	$126	$929
Accrued liabilities	431	837
Total current liabilities of discontinued operations	$557	$1,766